Cash and equivalents, marketable securities and short-term investments - Unrealized gains and losses (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash and equivalents, marketable securities and short-term investments
Cost basis	$ 5,617	$ 5,587
Gross unrealized gains	14	13
Gross unrealized losses	(3)	(3)
Fair value	5,628	5,597
Cash and equivalents	4,526	3,644
Marketable securities and short-term investments	1,102	1,953
Cost basis	74
Fair value	80
Securities for Reverse Repurchase Agreements	305	268
Cash
Cash and equivalents, marketable securities and short-term investments
Cost basis	1,963	1,704
Fair value	1,963	1,704
Cash and equivalents	1,963	1,704
Time deposits
Cash and equivalents, marketable securities and short-term investments
Cost basis	2,853	2,764
Fair value	2,853	2,764
Cash and equivalents	2,563	1,940
Marketable securities and short-term investments	290	824
Other short-term investments
Cash and equivalents, marketable securities and short-term investments
Cost basis	305	271
Fair value	305	271
Marketable securities and short-term investments	305	271
Debt securities - U.S. government obligations | Available-for-sale securities
Cash and equivalents, marketable securities and short-term investments
Cost basis	127	221
Gross unrealized gains		1
Gross unrealized losses	(2)	(2)
Fair value	125	220
Marketable securities and short-term investments	125	220
Debt securities - Other government obligations | Available-for-sale securities
Cash and equivalents, marketable securities and short-term investments
Cost basis	2	2
Fair value	2	2
Marketable securities and short-term investments	2	2
Debt securities - Corporate | Available-for-sale securities
Cash and equivalents, marketable securities and short-term investments
Cost basis	215	95
Gross unrealized gains	1	1
Gross unrealized losses	(1)	(1)
Fair value	215	95
Marketable securities and short-term investments	215	95
Equity securities | Available-for-sale securities
Cash and equivalents, marketable securities and short-term investments
Cost basis	152	530
Gross unrealized gains	13	11
Fair value	165	541
Marketable securities and short-term investments	$ 165	$ 541